Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amount
Federal income taxes at statutory rate			$ 18,922	$ 0	$ 0
State tax expense, net of federal income tax benefit			549	0	0
Fair market value adjustment of warrants			(5,545)	0	0
Effect of flow-through entity			(13,615)	0	0
Provision for income taxes	$ 540	$ 0	$ 311	$ 0	$ 0
Percentage
Federal income taxes at statutory rate	21.00%		21.00%	0.00%	0.00%
State tax expense, net of federal income tax benefit			0.61%	0.00%	0.00%
Fair market value adjustment of warrants			(6.16%)	0.00%	0.00%
Effect of flow-through entity			(15.11%)	0.00%	0.00%
Total	222.20%	2.80%	0.34%	0.00%	0.00%